RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

23. RELATED PARTY TRANSACTIONS

a. Transactions

The Group entered into the following transactions with related parties:

	Years ended December 31,
Transactions	2010	2011	2012
	RMB	RMB	RMB

Receipt of consulting services from a company owned by the family member of the principal of Tianjin Tutoring	320	—	—

Receipt of property management services from one school founded by the principal of Shuyang K-12	1,800	1,800	—

Receipt of property management services from the former shareholder of Changsha K-12	3,787	7,470	—

Receipt of rental services from subsidiary of former shareholder of Shenyang Universe High School	1,100	1,100	1,100

Sales of software and providing services to former shareholder of Jinan WR Career Enhancement	—	6,800	—

Others	596	1,627	514

b. The Group had the following balances with related parties:

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
Relationship	2011	2012	2011	2012
	RMB	RMB	RMB	RMB
Principal of Jilin Tutoring*	681	—	603	—
Principal of Beijing YZ Tutoring*	4,940		—
Former owner of Beijing Away United Technology Co., Ltd.*	2,677		1,081
Former principal of Dalian Hope School (“Dalian Career Enhancement”) and a senior manager of the Group*	464	—	2	—
Former owner of Changsha Tutoring Principal*	171		—
Subsidiary of the minority shareholder of Taishidian Holding	600	500	—	—
Former shareholder of Changsha K-12 (Current minority shareholder of Changsha K-12)*	10	—	9,767	—
Subsidiary of former shareholder of Shenyang K-12 (Current minority shareholder of Shenyang K-12)	44	—	2,475	3,575
Principal of Shanghai Career Enhancement*	3,178	—	—	—
Principal of Changsha Career Enhancement*	1,702	—	—	—
Principal of Tianjin Tutoring*	5,783	—	—	—
Former Owner of Beijing IT Career Enhancement*	833	—	670	—
CEO of Beijing Century Tutoring*	2,318	—	—	—
Former owner and currently general manager of Beijing JY Tutoring*	800	—	—	—
Former owner of Guangzhou DP Tutoring*	8,590	—	125	—
CEO of Suzhou Career Enhancement*	784	—	—	—
Former shareholder of Jinan WR Career Enhancement*	650	—	—	—
Former owner of Chongqing XT Career Enhancement*	3,807	—	408	—
Former shareholder of Beijing XGX Tutoring*	1,360	—	—	—
Former shareholder of Genesis Career Enhancement (Current minority shareholder of Shandong Genesis Career Enhancement)	11,324	—	9,074	636
Former shareholder of Hebei YL Career Enhancement*	1,000	—	700	—
Former owner of Jinan WR Career Enhancement*	3,900	—	—
Others	749	—	426	—
	56,365	500	25,331	4,211

* As of December 31, 2012, Management determines that these companies or persons are no longer related parties due to these former owners do not serve as any position in the Group and do not have any significant influence on the Group’s management or operating policies. Therefore, the balances with aforementioned former owners are reclassified to due from/to third parties as of December 31, 2012, see Note 5 and Note 11.

Principal shareholder transaction

On October 26, 2011, Dr. Jin Huang, chief executive officer of the Company, and holder of more than 10% interest in the voting power of the Company, entered into a participation agreement with, among others, the Baring Asia Private Equity Fund V., L.P. (the “Participation Agreement”). Pursuant to this agreement, Campus Holdings Limited (“Campus”), an affiliate to the Baring Asia Private Equity Fund V., L.P., agreed to invest up to US$ 50.0 million to purchase Class A Shares of the Company through a series of private transactions and on the open market through purchases of American Depositary Shares.

The return on the investment in Class A Shares as contemplated by the Participation Agreement will be shared between Campus and Dr. Huang after Campus has received a minimum return on its investment following the occurrence of agreed transfer events. Dr. Huang’s share of such return will be dependent on the portfolio values of the Class A Shares acquired by Campus plus the value of all other property delivered as a dividend or other distribution on such Class A Shares (the “Portfolio Value”) expressed as a multiple of Campus’ net investment amount as set forth in the Participation Agreement and can be paid to Dr. Huang in cash, in Class A Shares or a combination of cash and Class A Shares.

To secure Campus’ obligations under the Participation Agreement, Campus entered into a charge (the “Campus Share Charge”) in favor of Spin-Rich Ltd (“Spin-Rich”), a British Virgin Islands company that is wholly owned by Dr. Jin Huang, the president and chief executive officer of the Company, over 1,818,182 Class A Shares that Campus may acquire from time to time after the date of the Campus Share Charge to secure Campus’ obligations under the Participation Agreement, including, without limitation, Campus’ obligations to share with Dr. Huang its investment return on the Class A Shares in accordance with the terms of the Participation Agreement. Spin-Rich in turn entered into a charge over 6,077,747 Class B Shares of the Company that it owns in favor of Campus to secure Campus’ agreed-upon minimum return on its investment. Spin-Rich shall be entitled to exercise all voting and/or consensual powers pertaining to the Class B Shares and dividends or other distributions received thereon by Spin-Rich or any part thereof charged in favor of Campus unless and until enforcement event occurs.

Between November 9, 2011 and January 25, 2012, Campus purchased an aggregate of 11,944,600 Class A Shares equivalent of the Company through privately negotiated transactions or in open market transactions. The aggregate consideration paid was RMB 311,505 (US$ 50,000). None of the sellers in the privately negotiated transactions were the employees of the Company.

Management has assessed the accounting treatment for this transaction and believes that it should be accounted for as a share-based compensation pursuant to FASB ASC Topic 718. The fair value of the combined terms of the Participation Agreement was approximately RMB 215,274 (US$ 34,554), which will be recognized as compensation expense on a straight-line basis over a period from January 2012 to October 2015, which is the expected expiration date. RMB 60,206 (US$ 9,539) expense was recognized for the year ended December 31, 2012 accordingly.